Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,863,831
Previously Paid Amount	0
Total Fee Amount	285.35
Total Offset Amount	0
Net Fee	$ 285.35